Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
VESSELS, NET [Abstract]
Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$1,194,603	$(168,450)	$1,026,153
Additions	163,745	(50,472)	113,273
Balance December 31, 2014	$1,358,348	$(218,922)	$1,139,426
Additions	147,840	(57,217)	90,623
Balance December 31, 2015	$1,506,188	$(276,139)	$1,230,049